Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits		1 month
Data licensing arrangement period		1 year
Cost of revenues
Taxes assessed by governmental authority		$ 88,100	$ 73,800	$ 64,000
Advertising expense
Advertising expenses		$ 123,400	111,600	121,100
Operating leases
Maximum initial lease term of office space		6 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income		$ (72,399)	(37,009)	(17,446)
Net foreign currency transaction income (loss)		$ 300	$ (4,700)	$ (2,400)
Comprehensive income (loss)
Period of time within which results of equity method earnings are recognized in arrears		3 months
Stock Options
Stock-based compensation
Vesting period		4 years
Service-based restricted share units
Stock-based compensation
Vesting period		4 years
Advertising
Cost of revenues
VAT and surcharges (as a percent)		6.70%
Cultural business construction fees (as a percent)		3.00%
Other non-advertising revenues
Cost of revenues
VAT and surcharges (as a percent)		6.70%
Business tax and surcharges (as a percent)	5.60%